COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]

25  COMMITMENTS AND CONTINGENCIES

Net Smelter Return ("NSR")

Florida Canyon Mine

Florida Canyon mine has entered into two royalty agreements with Top Hat Partnership ("Top Hat") and Maverix Metals (Nevada) Inc. (“Maverix”), a wholly owned subsidiary of Triple Flag Precious Metals Corp. (“Triple Flag”). The Company must pay 2.5% to Top Hat and 3.25% to Maverix of the NSR on all production. Royalty costs of $1.7 million post acquisition of FCGI (2023 - $nil) were included in production costs.

DeLamar Project

Most of the DeLamar deposit is subject to a 2.5% NSR payable to Triple Flag. The NSR will be reduced to 1.0% once Triple Flag has received a total cumulative royalty payment of CA$10.0 million ($7.4 million). Other NSRs ranging from 2.0% to 5.0% are also payable to third-party landholders on certain claims.

The Company entered into a binding agreement with Wheaton Precious Metals (Cayman) Co., a wholly-owned subsidiary of Wheaton Precious Metals Corp. ("Wheaton"), pursuant to which Wheaton acquired a 1.5% NSR on metal production from all claims of the DeLamar Project (comprised of the DeLamar and Florida Mountain Deposits) for an aggregate cash purchase price of $9.75 million, to be paid in two installments. During the year ended December 31, 2024, the Company had received both installments totaling $9.8 million.

Nevada North Project

A 0.5% NSR on production from the Wildcat property is payable to Franco-Nevada. Other NSRs ranging from 0.4% to 1.0% are also payable to third-party landholders on certain claims. A 0.5% NSR on gold production from the Mountain View property is payable to Franco-Nevada. Certain claims on the property are also subject to a 1.0% NSR to Franco-Nevada and a 1.5% NSR to Triple Flag. Other NSRs ranging from 0.05% to 1.5% are also payable to third-party landholders on certain claims.

Cerro Colorado District

The Cerro Colorado property is subject to a 1.0% NSR to Tri Minerals Holding Corp. For a period of 5 years from the date the option is exercised, and the royalty is granted, Integra shall have the option to buy back the royalty for a payment of $1.5 million. The Company has until July 26, 2026 to exercise the option.

Notice of Civil Claim

Alio Gold Inc ("Alio"), a subsidiary of the Company since November 8, 2024, received a Notice of Civil Claim in May 2019 from a former shareholder of Rye Patch Gold Corp ("Rye Patch") whose shares were acquired by Alio. The plaintiff brought the claim in the Supreme Court of British Columbia ("the Court") pursuant to the Class Proceedings Act and is seeking damages against Alio for alleged misrepresentations with respect to anticipated gold production during the year ended December 31, 2018. In March 2021, the Court dismissed, in its entirety, the plaintiff's application to certify the action as a class proceeding. In April 2021, the Company received notice that the plaintiff is pursuing an appeal of the court's decision to dismiss the plaintiff's certification application.

The appeal was argued in the Court of Appeal in January 2022 and in March 2022 the Court of Appeal released its decision allowing the appeal but remitting the matter of certification to the trial court for further consideration. On July 28, 2023, the Court certified a class proceeding against Alio. Pursuant to the Court's decision, the class members in the class proceeding include all individuals or entities whose Rye Patch shares were acquired by Alio in exchange for Alio common shares and cash as part of the plan of arrangement entered into between Alio and Rye Patch, but excludes all of those individuals or entities that sold their shares in Alio prior to August 10, 2018. The proceeding is currently scheduled to proceed to trial before the British Columbia Supreme Court in June 2025.

The Company has reviewed the claim and is of the view that it is without merit. However, the outcome of the claim is not determinable at this time. Accordingly, no liability was accrued in the FCGI purchase price allocation and no liability has been recognized in the Company's consolidated financial statements.